CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 881,156	¥ 648,957	¥ 418,130
Less: Net income (loss) attributable to noncontrolling interests	5,744	(7,432)	5,461
Net income attributable to MHFG shareholders	875,412	656,389	412,669
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	157,165	165,721	167,420
Provision (credit) for loan losses	139,947	(23,044)	647
Investment losses (gains)-net	(121,159)	32,991	(70,468)
Foreign exchange losses (gains)-net	160,588	(5,747)	(66,988)
Deferred income tax expense (benefit)	(43,831)	(40,939)	174,864
Net change in trading account assets	(2,336,912)	(2,953,353)	2,783,405
Net change in trading account liabilities	(536,213)	329,761	(2,417,969)
Net change in loans held for sale	4,571	3,860	30,598
Net change in accrued income	(22,386)	(9,321)	23,655
Net change in accrued expenses	(20,215)	15,286	(24,702)
Other-net	445,045	38,965	(61,319)
Net cash provided by (used in) operating activities	(1,297,988)	(1,789,431)	951,812
Cash flows from investing activities:
Proceeds from sales of investments	75,617,212	69,659,407	56,896,414
Proceeds from maturities of investments	14,578,614	15,079,088	15,422,900
Purchases of investments	(89,109,906)	(87,496,663)	(73,120,343)
Proceeds from sales of loans	144,244	224,957	246,633
Net change in loans	(2,501,863)	(1,703,880)	(1,742,702)
Net change in interest-bearing deposits in other banks	(4,638,673)	2,074,843	(6,438,858)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(268,103)	480,641	(1,522,389)
Proceeds from sales of premises and equipment	18,002	13,231	2,108
Purchases of premises and equipment	(161,359)	(174,517)	(214,447)
Net cash provided by (used in) investing activities	(6,321,832)	(1,842,893)	(10,470,684)
Cash flows from financing activities:
Net change in deposits	7,417,964	2,109,866	3,190,397
Net change in debentures		(740,933)	(776,865)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	7,468,344	3,594,469	(1,552,577)
Net change in due to trust accounts	59,537	(69,662)	18,882
Net change in commercial paper and other short-term borrowings	(7,251,033)	(1,261,955)	6,131,912
Proceeds from issuance of long-term debt	1,602,983	1,052,849	1,167,647
Repayment of long-term debt	(1,488,151)	(1,479,148)	(778,791)
Proceeds from noncontrolling interests	1,057	627	2,320
Payment to noncontrolling interests	(11)	(107)	(577)
Proceeds from issuance of common stock		5	757,790
Proceeds from sales of treasury stock	1,074	1,961	4
Purchases of treasury stock	(7)	(2,560)	(3)
Dividends paid	(152,514)	(215,902)	(133,925)
Dividends paid to noncontrolling interests	(19,384)	(23,666)	(6,364)
Net cash provided by (used in) financing activities	7,639,859	2,965,844	8,019,850
Effect of exchange rate changes on cash and due from banks	31,776	(1,424)	(15,906)
Net increase (decrease) in cash and due from banks	51,815	(667,904)	(1,514,928)
Cash and due from banks at beginning of fiscal year	1,216,627	1,884,531	3,399,459
Cash and due from banks at end of fiscal year	1,268,442	1,216,627	1,884,531
Supplemental disclosure of cash flow information:
Interest paid	447,766	427,104	462,907
Income taxes paid (refunded), net	92,547	40,211	25,283
Noncash investing activities:
Transfer from loans into other investments		1,351
Investment in capital leases	8,547	2,985	11,153
Noncash acquisition of noncontrolling interests in stock exchanges (Note 14)		¥ 216,558